EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Salary and other employee related costs	$ 3,568,000	$ 4,517,000	$ 6,430,000
Restructuring and transaction related costs	3,822,000	2,363,000	4,969,000
Insurance	1,048,000	1,416,000	2,128,000
Depreciation and amortisation	541,000	738,000	1,473,000
Legal, professional and regulatory fees	1,408,000	1,080,000	1,772,000
Indirect taxes		962,000	994,000
Property tax	70,000	558,000	919,000
Consulting fees	53,000	276,000	533,000
Repairs and maintenance	95,000	50,000	455,000
Audit fees	316,000	331,000
Office general expenses	373,000	708,000	349,000
Public relations and associated activities	170,000	246,000	255,000
Travel	99,000	80,000	226,000
Carbon credits			129,000
Foreign exchange	(196,000)	(458,000)	(1,683,000)
Total operating expenses	11,050,000	12,536,000	18,949,000
Finance costs - interest on borrowings and bond	4,202,000	6,810,000	11,556,000
Total finance costs	$ 4,202,000	$ 6,810,000	$ 11,556,000